Earnings per share (Tables)	3 Months Ended
Mar. 31, 2018
Earnings Per Share Tables
Weighted average number of common shares outstanding

	Three months
	ended March 31,
	2018	2017
Issued common shares at beginning of period	56,378,306	49,115,518
Effect of shares issued	677,436	587,226
Weighted average number of common shares outstanding - basic	57,055,742	49,702,744
Weighted average number of shares outstanding – diluted	57,055,742	49,702,744